CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
ASSETS
Prepaid expenses and other assets	$ 67	$ 0
Deferred offering costs	0	559
Total assets	67	559
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable and accrued expenses	2,085	375
Preferred stock, $0.01 par value, 50,000,000 authorized, none issued and outstanding	0	0
Common stock, $0.01 par value, 300,000,000 shares authorized, 31,222 and 22,222 shares issued and outstanding at September 30, 2012 and December 31, 2011, respectively	0	0
Additional paid-in capital	1,845	(200)
Accumulated deficit during the development phase	(173)	(16)
Total stockholders' equity (deficit)	(2,018)	184
Total liabilities and stockholders' equity (deficit)	$ 67	$ 559